Stock Option Plans (Details Narrative) (10-K) - $ / shares			9 Months Ended		12 Months Ended
	Jul. 27, 2018	Feb. 07, 2014	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 16, 2015
Aggregate number of shares issuable under this plan			825,000	211,458	2,211,458	6,106,580
Number of common stock issued	9,600,286
Common stock per share		$ 0.07
Stock Option Exercise [Member]
Number of common stock issued			156,997		645,288
Cashless exercise of a stock option, shares			100,000		100,000
Common stock per share			$ 0.06		$ 0.155
Number of common stock withheld with aggregate exercise price			43,003		124,712
Stock Option Exercise One [Member]
Cashless exercise of a stock option, shares			50,000		45,000
Common stock per share					$ 0.06
Stock Option Exercise Two [Member]
Cashless exercise of a stock option, shares			50,000		625,000
Common stock per share					$ 0.06
2014 Equity Compensation Plan [Member]
Aggregate number of shares issuable under this plan		30,420,148
Shares authorized							15,000,000
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member]
Percentage of stock option granted to stockholders			10.00%		10.00%
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member] | Maximum [Member]
Percentage granted to employees at a price per share			100.00%		100.00%
Percentage exercise price per share			110.00%		110.00%
Percentage restricted stock to related parties price per share			100.00%		100.00%